                                   GMO TRUST

                       SUPPLEMENT DATED MARCH 19, 2004 TO
     GMO TRUST PROSPECTUS DATED JUNE 30, 2003, AS AMENDED JANUARY 30, 2004


Effective immediately, the following information is added to the Prospectus at page 1 immediately after the third full paragraph:

         Certain portfolio information (e.g., portfolio holdings) may be made available to shareholders, consultants, data vendors, and other investment professionals that request it more frequently than such information is otherwise made publicly available. However, such information will be disclosed only if the respective Fund has a legitimate business purpose for doing so and the recipient signs a confidentiality agreement. Neither GMO Trust nor GMO will receive any compensation in connection with providing portfolio information.

Effective immediately, the following information is added to the Prospectus under the caption "How to Purchase Shares" on page 86 immediately prior to the sub-caption "Submitting Your Purchase Order Form":

         Funds advised or sub-advised by GMO ("Top Funds") may invest in other GMO Funds after the close of regular trading on the NYSE (the "Cut-off Time") and receive the current day's price if the following conditions are met: (i) the Top Fund received a purchase order prior to the Cut-off Time on that day; and (ii) the purchase transactions by the Top Funds into the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

Effective immediately, the following information is added to the Prospectus under the caption "How to Redeem Shares" on page 88 immediately prior to the sub-caption "Submitting Your Redemption Request":

         Top Funds may redeem an investment in other GMO Funds after the Cut-off Time and receive the current day's price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption transactions by the Top Funds from the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

Effective on or about April 19, 2004, the following information replaces the first three sentences of the last paragraph under the caption "Determination of Net Asset Value" on page 85 of the Prospectus:

         Many foreign securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in such markets or on such exchanges do not reflect the events that occur after such close but before the close of the NYSE. As a result, the Trust has adopted fair value pricing procedures, which, among other things, generally require that the foreign securities in the International Equity Funds be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

                                    GMO TRUST

                       SUPPLEMENT DATED MARCH 19, 2004 TO
            GMO TRUST CLASS M SHARES PROSPECTUS DATED JUNE 30, 2003,
                           AS AMENDED JANUARY 30, 2004


Effective immediately, the following information is added to the Prospectus at page 1 immediately after the third full paragraph:

         Certain portfolio information (e.g., portfolio holdings) may be made available to shareholders, consultants, data vendors, and other investment professionals that request it more frequently than such information is otherwise made publicly available. However, such information will be disclosed only if the respective Fund has a legitimate business purpose for doing so and the recipient signs a confidentiality agreement. Neither GMO Trust nor GMO will receive any compensation in connection with providing portfolio information.

Effective immediately, the following information is added to the Prospectus under the caption "How to Purchase Shares" on page 52 immediately after the fifth full paragraph under that caption:

         Funds advised or sub-advised by GMO ("Top Funds") may invest in other GMO Funds after the close of regular trading on the NYSE (the "Cut-off Time") and receive the current day's price if the following conditions are met: (i) the Top Fund received a purchase order prior to the Cut-off Time on that day; and (ii) the purchase transactions by the Top Funds into the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

Effective immediately, the following information is added to the Prospectus under the caption "How to Redeem Shares" on page 53 immediately after the last full paragraph under that caption:

         Top Funds may redeem an investment in other GMO Funds after the Cut-off Time and receive the current day's price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption transactions by the Top Funds from the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

Effective on or about April 19, 2004, the following information replaces the first three sentences of the last paragraph under the caption "Determination of Net Asset Value" on page 52 of the Prospectus:

         Many foreign securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in such markets or on such exchanges do not reflect the events that occur after such close but before the close of the NYSE. As a result, the Trust has adopted fair value pricing procedures, which, among other things, generally require that the foreign securities in the International Equity Funds be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

                                   GMO TRUST

                       SUPPLEMENT DATED MARCH 19, 2004 TO
     GMO INTERNATIONAL INTRINSIC VALUE FUND PROSPECTUS DATED JUNE 30, 2003,
                          AS AMENDED FEBRUARY 4, 2004


Effective immediately, the following information is added to the Prospectus at page 2 immediately after the first full paragraph:

         Certain portfolio information (e.g., portfolio holdings) may be made available to shareholders, consultants, data vendors, and other investment professionals that request it more frequently than such information is otherwise made publicly available. However, such information will be disclosed only if the Fund has a legitimate business purpose for doing so and the recipient signs a confidentiality agreement. Neither GMO Trust nor GMO will receive any compensation in connection with providing portfolio information.

Effective immediately, the following information is added to the Prospectus under the caption "How to Purchase Shares" on page 9 immediately prior to the sub-caption "Submitting Your Purchase Order Form":

         Funds advised or sub-advised by GMO ("Top Funds") may invest in other GMO Funds, including the Fund, after the close of regular trading on the NYSE (the "Cut-off Time") and receive the current day's price if the following conditions are met: (i) the Top Fund received a purchase order prior to the Cut-off Time on that day; and (ii) the purchase transactions by the Top Funds into the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

Effective immediately, the following information is added to the Prospectus under the caption "How to Redeem Shares" on page 10 immediately prior to the sub-caption "Submitting Your Redemption Request":

         Top Funds may redeem an investment in other GMO Funds, including the Fund, after the Cut-off Time and receive the current day's price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption transactions by the Top Funds from the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

Effective on or about April 19, 2004, the following information replaces the first three sentences of the last paragraph under the caption "Determination of Net Asset Value" on page 8 of the Prospectus:

         Many foreign securities markets and exchanges close prior to the close of the NYSE, and, therefore, the closing prices for foreign securities in such markets or on such exchanges do not reflect the events that occur after such close but before the close of the NYSE. As a result, the Trust has adopted fair value pricing procedures, which, among other things, generally require that the foreign securities in the Fund be valued using fair value prices supplied by an independent pricing service to the extent that such prices are available.

                                    GMO TRUST

                       SUPPLEMENT DATED MARCH 19, 2004 TO
      GMO EMERGING COUNTRY DEBT SHARE FUND PROSPECTUS DATED JUNE 30, 2003,
                           AS AMENDED FEBRUARY 4, 2004

Effective immediately, the following changes are made to the Prospectus:

The following information is added to the Prospectus at page 2 immediately after the first full paragraph:

         Certain portfolio information (e.g., portfolio holdings) may be made available to shareholders, consultants, data vendors, and other investment professionals that request it more frequently than such information is otherwise made publicly available. However, such information will be disclosed only if the Fund has a legitimate business purpose for doing so and the recipient signs a confidentiality agreement. Neither GMO Trust nor GMO will receive any compensation in connection with providing portfolio information.

The first three sentences of the last paragraph under the caption "Determination of Net Asset Value" on page 9 of the Prospectus are deleted.

The following information is added to the Prospectus under the caption "How to Purchase Shares" on page 10 immediately prior to the sub-caption "Submitting Your Purchase Order Form":

         Funds advised or sub-advised by GMO ("Top Funds") may invest in other GMO Funds after the close of regular trading on the NYSE (the "Cut-off Time") and receive the current day's price if the following conditions are met: (i) the Top Fund received a purchase order prior to the Cut-off Time on that day; and (ii) the purchase transactions by the Top Funds into the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.

The following information is added to the Prospectus under the caption "How to Redeem Shares" on page 11 immediately prior to the sub-caption "Submitting Your Redemption Request":

         Top Funds may redeem an investment in other GMO Funds after the Cut-off Time and receive the current day's price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption transactions by the Top Funds from the GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day's Cut-off Time.